Note 7 - Convertible debentures and promissory notes payable	12 Months Ended
Nov. 30, 2019
Related Party Transactions [Abstract]
Convertible debentures and promissory notes payable
(a)	Convertible debentures

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	November 30,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“2013 Debenture”)	$ -	$ 1,350,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
Payable monthly (“2018 Debenture”)	$ 473,442	$ 440,358

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“2019 Debenture”)	$ 1,050,000	$ -

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“November 2019 Debenture”)	$ 221,371	$ -
	$ 1,744,813	$ 1,790,358

On January 10, 2013, the Company completed a private placement financing of the unsecured convertible 2013 Debenture (as defined above) in the original principal amount of $1.5 million, which was originally due to mature on January 1, 2015. The 2013 Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares at a conversion price of $30.00 per common share at the option of the holder.

Dr. Isa Odidi and Dr. Amina Odidi, shareholders, directors and executive officers of the Company purchased the 2013 Debenture and provided the Company with the original $1.5 million of the proceeds for the 2013 Debenture.

Effective October 1, 2014, the maturity date for the 2013 Debenture was extended to July 1, 2015. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15% effective rate of interest.

Effective June 29, 2015, the July 1, 2015 maturity date for the 2013 Debenture was further extended to January 1, 2016. Under ASC 470-50, the change in the maturity date for the debt instrument resulted in an extinguishment of the original 2013 Debenture as the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of the 2013 Debenture. In accordance with ASC 470-50-40, the 2013 Debenture was recorded at fair value. The difference between the fair value of the convertible 2013 Debenture after the extension and the net carrying value of the 2013 Debenture prior to the extension of $114,023 was recognized as a loss on the statement of operations and comprehensive loss. The carrying amount of the debt instrument was accreted to the face amount of the 2013 Debenture over the remaining life of the 2013 Debenture using a 14.6% effective rate of interest.

Effective December 8, 2015, the January 1, 2016 maturity date for the 2013 Debenture was further extended to July 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $83,101, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 6.6% effective rate of interest.

Effective May 26, 2016, the July 1, 2016 maturity date for the 2013 Debenture was further extended to December 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $19,808, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.2% effective rate of interest.

Effective December 1, 2016, the maturity date for the 2013 Debenture was further extended to April 1, 2017 and a principal repayment of $150,000 was made at the time of the extension. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $106,962, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 26.3% effective rate of interest.

Effective March 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2017. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $113,607, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15.2% effective rate of interest.

Effective September 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2018. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $53,227, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.9% effective rate of interest.

Effective October 1, 2018, the maturity date for the 2013 Debenture was further extended to April 1, 2019. Effective April 1, 2019, the maturity date for the 2013 Debenture was further extended to May 1, 2019. Under ASC 470-50, the changes in the debt instrument were accounted for as modifications of debt. There were no changes in the fair value of the conversion option at the respective date of the modifications. The carrying amount of the debt instrument is accreted over the remaining life of the 2013 Debenture using a nominal effective rate of interest. In December 2018, a principal repayment of $300,000 was made on the 2013 Debenture to Drs. Isa and Amina Odidi.

On April 4, 2019, a tentative approval from TSX was received for a proposed refinancing of the 2013 Debenture subject to certain conditions being met. As a result of the proposed refinancing, the principal amount owing under the 2013 Debenture was refinanced by a new debenture (the “2019 Debenture”). On May 1, 2019, the 2019 Debenture was issued with a principal amount of $1,050,000, that will mature on November 1, 2019, bear interest at a rate of 12% per annum and be convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors, and executive officers of the Company, will be the holders of the 2019 Debenture.

Effective November 1, 2019, the maturity date for the 2019 Debenture was further extended to December 31, 2019. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The carrying amount of the debt instrument is accreted over the remaining life of the 2019 Debenture using a nominal effective rate of interest.

Effective December 31, 2019, the December 31, 2019 maturity date for the 2019 Debenture was further extended to February 1, 2020 and then effective January 31, 2020, the February 1, 2020 maturity date was further extended to March 31, 2020.

On September 10, 2018, the Company completed a private placement financing of the unsecured convertible 2018 Debenture (as defined above) in the principal amount of $0.5 million. The 2018 Debenture will mature on September 1, 2020. The 2018 Debenture bears interest at a rate of 10% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares of the Company at a conversion price of $3.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.5 million of the proceeds for the 2018 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at September 10, 2018 of $66,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the 2018 Debenture is accreted over the remaining life of the 2018 Debenture using an effective rate of interest of 7.3%.

On August 26, 2019, the Company completed a private placement financing of the unsecured August 2019 Debenture (as defined above) in the principal amount of $140,800. The August 2019 Debenture will mature on August 26, 2020, bears interest at a rate of 8% per annum, is pre-payable at any time at the option of the Company up to 180 days from date of issuance with pre-payment penalties ranging from 5% - 30% and is convertible at the option of the holder into common shares after 180 days at a conversion price which is equal to 75% of the market price. Market price is defined as the average of the lowest three (3) trading prices for the common shares during the twenty (20) trading day period prior to the conversion date. The Company incurred $15,800 in debt issuance costs of which $7,031 was debited to Additional paid-in capital and $8,769 was offset against the convertible debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at August 26, 2019 of $62,655 was allocated to Additional paid-in capital. Subsequently, the fair value of the August 2019 Debenture is accreted over the remaining life of the 2018 Debenture using an effective rate of interest of 77.1%.

In November 2019, the debenture was fully paid, and the value of the beneficial conversion feature was recalculated at settlement in the amount of $88,652, which was offset to Additional paid-in capital and $4,419 gain on settlement was recognized in the consolidated statements of operations and comprehensive loss.

On November 15, 2019, the Company completed a private placement financing of the unsecured convertible November 2019 Debenture (as defined above) in the principal amount of $0.25 million. The November 2019 Debenture will mature on December 31, 2019. The November 2019 Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares of the Company at a conversion price of $0.12 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.25 million of the proceeds for the November 2019 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at November 15, 2019 of $41,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the November 2019 Debenture is accreted over the remaining life of the November 2019 Debenture using an effective rate of interest of 152.4%.

Effective January 31, 2020, the December 31, 2019 maturity date for the November 2019 Debenture was further extended to March 31, 2020.

Accreted interest expense during the year ended November 30, 2019 is $54,469 (2018 - $66,560; 2017 - $219,497) and has been included in the consolidated statements of operations and comprehensive loss. In addition, the coupon interest on the 2013 Debenture, 2018 Debenture, 2019 Debenture, August 2019 Debenture and November 2019 Debenture (collectively, the “Debentures”) for the year ended November 30, 2019 is $182,393 (2018 - $172,977; 2017 - $162,530) and has also been included in the consolidated statements of operations and comprehensive loss.

(b)	Promissory notes payable

	November 30,	November 30,
	2019	2018
	$	$
Promissory note payable to two directors and officers
of the Company, unsecured no annual interest
rate on the outstanding loan balance	159,863	-

	159,863	-

In September 2019, the Company issued two unsecured, non-interest bearing promissory notes, with no fixed repayment terms, in the amounts of US$6,500 and CDN$203,886, to Dr. Isa Odidi and Dr. Amina Odidi, who are principal shareholders, directors and executive officers of the Company.